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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7


Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Blake Murphy
Title:     Chief Operating Officer
Phone:     (416) 363-5854  x222

Signature, Place, and Date of Signing:



   /s/ Blake Murphy            Toronto, Ontario           November 10, 2009
------------------------   ------------------------    -----------------------
    [Signature]                 [City, State]                  [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   99

Form 13F Information Table Value Total:   $ 3,171,509.64 (thousands)










List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number           Name
---        -----------------------        -------------------------------------

1          28-____________________        Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                       TITLE OF               VALUE       SHRS OR     SH/  PUT/  INVESTMENT    OTHER   -----------------------------
NAME OF ISSUER         CLASS      CUSIP      (X1000)      PRN AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED     NONE
--------------         --------   ---------  -------   ------------   ---  ----  ----------  --------  ---------  ------  ----------
3M COMPANY             COMMON     88579Y101   107294   1,453,850.00   SH         SOLE                    758,100       -     214,100
3M COMPANY             COMMON     88579Y101   107294   1,453,850.00   SH         DEFINED                       -       -     481,650
AMERICAN EXPRESS CO    COMMON     025816109    15411     454,600.00   SH         SOLE                    230,700       -      63,000
AMERICAN EXPRESS CO    COMMON     025816109    15411     454,600.00   SH         DEFINED                       -       -     160,900
APACHE CORP            COMMON     037411105    91077     991,805.00   SH         SOLE                    500,250       -     112,700
APACHE CORP            COMMON     037411105    91077     991,805.00   SH         DEFINED                       -       -     378,855
BECTON DICKINSON       COMMON     075887109    11718     168,000.00   SH         SOLE                     90,100       -      25,300
BECTON DICKINSON       COMMON     075887109    11718     168,000.00   SH         DEFINED                       -       -      52,600
BEMIS INC              COMMON     081437105    55854   2,155,700.00   SH         SOLE                  1,079,800       -     325,700
BEMIS INC              COMMON     081437105    55854   2,155,700.00   SH         DEFINED                       -       -     750,200
BERKSHIRE HATHAWAY     CLASS B    084670207   112653      33,901.00   SH         SOLE                     18,393       -       5,268
BERKSHIRE HATHAWAY     CLASS B    084670207   112653      33,901.00   SH         DEFINED                       -       -      10,240
BORG WARNER INC        COMMON     099724106     2403      79,400.00   SH         SOLE                     13,900       -           -
BORG WARNER INC        COMMON     099724106     2403      79,400.00   SH         DEFINED                       -       -      65,500
BRISTOL MYERS SQUIB    B COMMON   110122108    64539   2,865,850.00   SH         SOLE                  1,350,150       -     416,200
BRISTOL MYERS SQUIB    B COMMON   110122108    64539   2,865,850.00   SH         DEFINED                       -       -   1,099,500
BROWN FORMAN CORP      CLASS B    115637209    14584     302,450.00   SH         SOLE                     52,900       -           -
BROWN FORMAN CORP      CLASS B    115637209    14584     302,450.00   SH         DEFINED                       -       -     249,550
CARNIVAL CORP          COMMON     143658300    96391   2,965,359.00   SH         SOLE                  1,508,528       -     446,706
CARNIVAL CORP          COMMON     143658300    96391   2,965,359.00   SH         DEFINED                       -       -   1,010,125
COCA-COLA CO           COMMON     191216100    28181     524,790.00   SH         SOLE                    221,200       -      55,400
COCA-COLA CO           COMMON     191216100    28181     524,790.00   SH         DEFINED                       -       -     248,190
COLUMBIA SPORTSWEAR    COMMON     198516106    11016     267,633.00   SH         SOLE                    141,236       -      43,797
COLUMBIA SPORTSWEAR    COMMON     198516106    11016     267,633.00   SH         DEFINED                       -       -      82,600
CRANE CO               COMMON     224399105    56479   2,188,250.00   SH         SOLE                  1,117,090       -     342,910
CRANE CO               COMMON     224399105    56479   2,188,250.00   SH         DEFINED                       -       -     728,250
EAGLE MATERIALS        COMMON     26969P108    18127     634,250.00   SH         SOLE                    280,150       -      84,800
EAGLE MATERIALS        COMMON     26969P108    18127     634,250.00   SH         DEFINED                       -       -     269,300
EMERSON ELEC CO        COMMON     291011104    50361   1,256,500.00   SH         SOLE                    631,800       -     162,600
EMERSON ELEC CO        COMMON     291011104    50361   1,256,500.00   SH         DEFINED                       -       -     462,100
FORTUNE BRANDS INC     COMMON     349631101    15142     352,300.00   SH         SOLE                     61,100       -           -
FORTUNE BRANDS INC     COMMON     349631101    15142     352,300.00   SH         DEFINED                       -       -     291,200
GANNETT INC            COMMON     364730101    39363   3,249,560.00   SH         SOLE                  1,336,120       -     404,390
GANNETT INC            COMMON     364730101    39363   3,249,560.00   SH         DEFINED                       -       -   1,509,050
GRANITE CONSTR INC     COMMON     387328107     4743     153,300.00   SH         SOLE                     74,300       -      20,300
GRANITE CONSTR INC     COMMON     387328107     4743     153,300.00   SH         DEFINED                       -       -      58,700
HARLEY DAVIDSON INC    COMMON     412822108    29650   1,289,150.00   SH         SOLE                    625,100       -     184,500
HARLEY DAVIDSON INC    COMMON     412822108    29650   1,289,150.00   SH         DEFINED                       -       -     479,550
HEARTLAND EXPRESS      COMMON     422347104     8975     623,245.00   SH         SOLE                     97,673       -           -
HEARTLAND EXPRESS      COMMON     422347104     8975     623,245.00   SH         DEFINED                       -       -     525,572
HOME DEPOT INC         COMMON     437076102    68932   2,587,550.00   SH         SOLE                  1,319,000       -     396,200
HOME DEPOT INC         COMMON     437076102    68932   2,587,550.00   SH         DEFINED                       -       -     872,350
HUBBELL INC            CLASS B    443510201    44107   1,074,870.00   SH         SOLE                    526,300       -     186,900
HUBBELL INC            CLASS B    443510201    44107   1,074,870.00   SH         DEFINED                       -       -     361,670
INTEL CORP             COMMON     458140100    68129   3,481,285.00   SH         SOLE                  1,811,220       -     520,550
INTEL CORP             COMMON     458140100    68129   3,481,285.00   SH         DEFINED                       -       -   1,149,515
JOHNSON & JOHNSON      COMMON     478160104   119613   1,964,405.00   SH         SOLE                  1,015,400       -     323,600
JOHNSON & JOHNSON      COMMON     478160104   119613   1,964,405.00   SH         DEFINED                       -       -     625,405
LENNAR CORP            CLASS B    526057302     5539     490,208.00   SH         SOLE                     68,958       -           -

                           FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                       TITLE OF               VALUE         SHRS OR    SH/  PUT/  INVESTMENT    OTHER   ----------------------------
NAME OF ISSUER         CLASS     CUSIP       (X1000)        PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED     NONE
--------------         --------  --------- ------------  ------------  ---  ----  ----------  --------  ---------  ------  ---------
LENNAR CORP            CLASS B   526057302         5539    490,208.00  SH         DEFINED                       -       -    421,250
LENNAR CORP            CLASS A   526057104         3377    237,000.00  SH         SOLE                     39,600       -          -
LENNAR CORP            CLASS A   526057104         3377    237,000.00  SH         DEFINED                       -       -    197,400
LIZ CLAIBORNE INC      COMMON    539320101         5873  1,191,300.00  SH         SOLE                    437,000       -     93,700
LIZ CLAIBORNE INC      COMMON    539320101         5873  1,191,300.00  SH         DEFINED                       -       -    660,600
MARKEL CORP            COMMON    570535104       145980    442,606.00  SH         SOLE                    237,386       -     68,566
MARKEL CORP            COMMON    570535104       145980    442,606.00  SH         DEFINED                       -       -    136,654
MDU RES GROUP INC      COMMON    552690109        34159  1,638,300.00  SH         SOLE                    556,600       -    110,300
MDU RES GROUP INC      COMMON    552690109        34159  1,638,300.00  SH         DEFINED                       -       -    971,400
MERCK & CO INC         COMMON    589331107        90839  2,871,925.00  SH         SOLE                  1,381,850       -    383,800
MERCK & CO INC         COMMON    589331107        90839  2,871,925.00  SH         DEFINED                       -       -  1,106,275
MICROSOFT CORP         COMMON    594918104        68968  2,681,502.00  SH         SOLE                  1,359,400       -    354,600
MICROSOFT CORP         COMMON    594918104        68968  2,681,502.00  SH         DEFINED                       -       -    967,502
MOLEX INC              CLASS A   608554200        17058    907,833.00  SH         SOLE                    487,883       -    144,400
MOLEX INC              CLASS A   608554200        17058    907,833.00  SH         DEFINED                       -       -    275,550
NABORS INDS LTD        COMMON    G6359F103        76160  3,644,000.00  SH         SOLE                  1,811,200       -    472,100
NABORS INDS LTD        COMMON    G6359F103        76160  3,644,000.00  SH         DEFINED                       -       -  1,360,700
PETROLEO BRASILEIRO    ADR(2 O   71654V408       184696  4,023,878.00  SH         SOLE                  3,666,778       -    357,100
PFIZER INC             COMMON    717081103       112935  6,823,860.00  SH         SOLE                  3,370,460       -    959,120
PFIZER INC             COMMON    717081103       112935  6,823,860.00  SH         DEFINED                       -       -  2,494,280
POSCO                  ADR(0.2   693483109        82080    789,688.00  SH         SOLE                    738,288       -     51,400
PROCTER & GAMBLE CO    COMMON    742718109        30472    526,100.00  SH         SOLE                    266,300       -     51,000
PROCTER & GAMBLE CO    COMMON    742718109        30472    526,100.00  SH         DEFINED                       -       -    208,800
ROCKWELL COLLINS IN    C COMMON  774341101        14971    294,700.00  SH         SOLE                    132,900       -     36,900
ROCKWELL COLLINS IN    C COMMON  774341101        14971    294,700.00  SH         DEFINED                       -       -    124,900
RYANAIR HLDGS          SP ADR    783513104        70925  2,442,305.00  SH         SOLE                  2,268,205       -    174,100
SAMSUNG ELECTRS LTD    GDR 144   796050888       262872    760,071.00  SH         SOLE                    698,131       -     61,940
SANDERSON FARMS        COMMON    800013104          636     16,906.00  SH         SOLE                      2,806       -          -
SANDERSON FARMS        COMMON    800013104          636     16,906.00  SH         DEFINED                       -       -     14,100
SIGNET JEWELERS        ORD       B3C9VJ1        174,408  6,141,114.00  SH         SOLE                  5,620,647            520,467
SIMPSON MANUFACTURING  COMMON    829073105         4074    161,300.00  SH         SOLE                     32,900       -          -
SIMPSON MANUFACTURING  COMMON    829073105         4074    161,300.00  SH         DEFINED                       -       -    128,400
SK TELECOM CO LTD      ADR(1/9   78440P108       161739  9,268,689.00  SH         SOLE                  8,590,489       -    678,200
TELEFONOS DE MEXICO    SP ADR    879403780        58567  3,364,758.00  SH         SOLE                  3,073,258       -    291,500
TELLABS INC            COMMON    879664100        61745  8,922,650.00  SH         SOLE                  4,224,752       -  1,168,048
TELLABS INC            COMMON    879664100        61745  8,922,650.00  SH         DEFINED                       -       -  3,529,850
TIDEWATER INC          COMMON    886423102        49600  1,053,300.00  SH         SOLE                    518,400       -    130,100
TIDEWATER INC          COMMON    886423102        49600  1,053,300.00  SH         DEFINED                       -       -    404,800
TIFFANY & CO           COMMON    886547108         6153    159,700.00  SH         SOLE                     29,600       -          -
TIFFANY & CO           COMMON    886547108         6153    159,700.00  SH         DEFINED                       -       -    130,100
UNITED TECHNOLOGIES    COMMON    913017109        28101    461,200.00  SH         SOLE                    244,100       -     79,300
UNITED TECHNOLOGIES    COMMON    913017109        28101    461,200.00  SH         DEFINED                       -       -    137,800
WALGREEN CO            COMMON    931422109        81336  2,170,700.00  SH         SOLE                  1,160,700       -    265,500
WALGREEN CO            COMMON    931422109        81336  2,170,700.00  SH         DEFINED                       -       -    744,500
WALT DISNEY CO         COMMON    254687106        56367  2,052,700.00  SH         SOLE                  1,101,800       -    301,800
WALT DISNEY CO         COMMON    254687106        56367  2,052,700.00  SH         DEFINED                       -       -    649,100
WASHINGTON FED INC     COMMON    938824109        71521  4,242,025.00  SH         SOLE                  2,229,145       -    603,480
WASHINGTON FED INC     COMMON    938824109        71521  4,242,025.00  SH         DEFINED                       -       -  1,409,400
WELLS FARGO & CO       COMMON    949746101        75617  2,683,372.00  SH         SOLE                  1,411,960       -    406,400
WELLS FARGO & CO       COMMON    949746101        75617  2,683,372.00  SH         DEFINED                       -       -    865,012
                                           3,171,509.64